SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 603,612	$ 263,910	$ 1,747,534
Liabilities
Preferred stock warrants	37,787	41,466	38,376
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Cash and cash equivalents	603,612	263,910	1,747,534
Liabilities
Preferred stock warrants
Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Liabilities
Preferred stock warrants
Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Liabilities
Preferred stock warrants	$ 37,787	$ 41,466	$ 38,376